Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements	$ 759	$ 697
Long-term receivables [i]	286	310
Pension overfunded status [note 19[a]]	75	57
Unrealized gain on cash flow hedges [note 23]	83	11
Other, net [i]	72	45
Total other assets	$ 1,275	$ 1,120